Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,287,248	$ 1,174,581
Current maturities	(311,965)	(298,462)
Long-term debt	975,283	876,119
Borrowing due through 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		626,150
Borrowing due through 2027 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		420,634
Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 127,797
Borrowing due through 2028 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	779,592
Borrowing due through 2028 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	367,656
Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 140,000
Bottom of range [member] | Borrowing due through 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.81%
Bottom of range [member] | Borrowing due through 2027 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.54%
Bottom of range [member] | Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		2.33%
Bottom of range [member] | Borrowing due through 2028 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.58%
Bottom of range [member] | Borrowing due through 2028 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	2.67%
Bottom of range [member] | Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.41%
Top of range [member] | Borrowing due through 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		5.58%
Top of range [member] | Borrowing due through 2027 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		3.04%
Top of range [member] | Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		2.58%
Top of range [member] | Borrowing due through 2028 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.90%
Top of range [member] | Borrowing due through 2028 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.91%
Top of range [member] | Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.71%